Hartford Life Insurance Company
200 Hopmeadow Street
Simsbury, CT  06089

May 25, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Hartford Mutual Funds II, Inc. on behalf of
The Hartford Growth Fund
The Hartford Growth Opportunities Fund
The Hartford Municipal Real Return Fund
The Hartford SmallCap Growth Fund
The Hartford Value Opportunities Fund
File Nos. 002-11387/811-00558
Accession No. 0001104659-11-026770

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated May 6, 2011, to the Prospectus and Statement of Additional Information for the Fund listed above.  The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (860) 843-8480.

Sincerely,

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Senior Counsel

cc:  Kathryn Cohen, Esq.